Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
8.	LEASES

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the years ended December 31,
	2024	2023
Operating leases cost	$436,658	$443,186
Short-term lease cost	-	448
Total	$436,658	$443,634

Supplemental cash flows information related to leases was as follows:

	For the years ended December 31,
	2024	2023	2022
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$382,401	$340,756	$127,196
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$-	$494,642	$1,561,203
Remeasurement of the lease liabilities and right-of-use assets due to lease modification:	$152,872	$-	$-

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

As of December 31, 2024, 2023 and 2022, the weighted average remaining lease term was 2.65 years, 3.59 years and 4.53 years and, respectively, and the weighted average discount rate was 3.6%, 4.6% and 5.0% for the Group’s operating leases, respectively.

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2024:

For the year ending December 31,	Lease Payments
2025	392,859
2026	392,859
2027	255,318
Total lease payments	1,041,036
Less: imputed interest	49,240
Total	991,796
Less: current portion	363,297
Non-current portion	$628,499